JPMorgan U.S. Small Company Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 2.2%
AeroVironment, Inc. * (a)	9	1,662
Beta Technologies, Inc., Class A * (a)	83	1,220
Firefly Aerospace, Inc. * (a)	55	1,582
Kratos Defense & Security Solutions, Inc. *	25	1,761
Mercury Systems, Inc. *	27	1,941
Moog, Inc., Class A	31	9,070
Park Aerospace Corp.	44	1,200
Red Cat Holdings, Inc. * (a)	61	795
StandardAero, Inc. *	25	657
		19,888
Air Freight & Logistics — 0.0% ^
Radiant Logistics, Inc. *	67	474
Automobile Components — 1.4%
Adient plc *	42	857
Dana, Inc.	66	2,219
Dauch Corp. *	128	759
Garrett Motion, Inc. (Switzerland)	173	3,140
LCI Industries	15	1,811
Motorcar Parts of America, Inc. *	104	1,152
Patrick Industries, Inc.	14	1,568
Phinia, Inc.	18	1,240
		12,746
Automobiles — 0.1%
Winnebago Industries, Inc.	41	1,260
Banks — 10.3%
Amerant Bancorp, Inc., Class A	11	250
Ameris Bancorp	42	3,306
Associated Banc-Corp.	13	334
Atlantic Union Bankshares Corp.	30	1,080
Axos Financial, Inc. *	25	2,125
Banc of California, Inc.	86	1,504
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	105	5,493
BankUnited, Inc.	41	1,840
BayCom Corp.	3	78
Beacon Financial Corp.	23	698
Bridgewater Bancshares, Inc. *	28	492
Burke & Herbert Financial Services Corp.	3	201
Business First Bancshares, Inc.	32	862
Byline Bancorp, Inc.	73	2,320
Capitol Federal Financial, Inc.	24	169
Central Pacific Financial Corp.	10	327
ChoiceOne Financial Services, Inc.	7	190
CNB Financial Corp.	55	1,588
Community Trust Bancorp, Inc.	12	755
ConnectOne Bancorp, Inc.	47	1,265

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Customers Bancorp, Inc. *	29	2,014
CVB Financial Corp.	22	425
Dime Community Bancshares, Inc.	8	285
Eastern Bankshares, Inc.	191	3,730
Enterprise Financial Services Corp.	34	1,832
Equity Bancshares, Inc., Class A	15	648
Farmers National Banc Corp.	60	790
FB Financial Corp.	5	263
Financial Institutions, Inc.	45	1,433
First Bancorp	8	423
First BanCorp (Puerto Rico)	107	2,289
First Busey Corp.	7	170
First Financial Bancorp	42	1,162
First Financial Corp.	30	1,891
First Interstate BancSystem, Inc., Class A	18	606
First Merchants Corp.	38	1,463
First Mid Bancshares, Inc.	24	999
Five Star Bancorp	28	1,043
Glacier Bancorp, Inc.	26	1,150
Hancock Whitney Corp.	5	322
Hanmi Financial Corp.	50	1,316
HBT Financial, Inc.	3	79
Heritage Commerce Corp.	138	1,728
Hilltop Holdings, Inc.	50	1,798
Home BancShares, Inc.	15	408
HomeTrust Bancshares, Inc.	4	174
Horizon Bancorp, Inc.	114	1,885
Mercantile Bank Corp.	29	1,442
Metropolitan Bank Holding Corp.	21	1,710
Mid Penn Bancorp, Inc.	5	171
National Bank Holdings Corp., Class A	11	412
Nicolet Bankshares, Inc.	12	1,727
Northrim BanCorp, Inc.	24	545
OceanFirst Financial Corp.	98	1,777
Old National Bancorp	166	3,675
Old Second Bancorp, Inc.	77	1,548
Origin Bancorp, Inc.	50	2,061
Pathward Financial, Inc.	36	3,237
Peapack-Gladstone Financial Corp.	46	1,618
Provident Financial Services, Inc.	35	733
QCR Holdings, Inc.	19	1,599
Seacoast Banking Corp. of Florida	13	396
Simmons First National Corp., Class A	85	1,655
SmartFinancial, Inc.	4	171
South Plains Financial, Inc.	72	3,036
Southern Missouri Bancorp, Inc.	5	339
Southside Bancshares, Inc.	14	449

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
SouthState Bank Corp.	14	1,264
Towne Bank	8	275
TriCo Bancshares	14	678
UMB Financial Corp.	21	2,381
United Community Banks, Inc.	35	1,087
Unity Bancorp, Inc.	9	475
Univest Financial Corp.	18	627
Valley National Bancorp	68	834
WesBanco, Inc.	18	621
Wintrust Financial Corp.	10	1,440
WSFS Financial Corp.	20	1,303
		94,489
Beverages — 0.2%
Vita Coco Co., Inc. (The) *	34	1,612
Biotechnology — 9.4%
4D Molecular Therapeutics, Inc. *	57	531
ACADIA Pharmaceuticals, Inc. *	59	1,318
Alkermes plc *	18	651
Apogee Therapeutics, Inc. *	10	884
ArriVent Biopharma, Inc. *	19	434
Arrowhead Pharmaceuticals, Inc. *	44	2,757
ARS Pharmaceuticals, Inc. * (a)	136	1,089
Beam Therapeutics, Inc. * (a)	31	730
Bicara Therapeutics, Inc. *	31	608
BioCryst Pharmaceuticals, Inc. *	134	1,277
Biohaven Ltd. *	153	1,291
Bridgebio Pharma, Inc. *	60	4,458
Capricor Therapeutics, Inc. * (a)	52	1,583
Catalyst Pharmaceuticals, Inc. *	71	1,756
Celcuity, Inc. * (a)	10	1,204
Celldex Therapeutics, Inc. *	17	542
CG oncology, Inc. *	25	1,727
Cogent Biosciences, Inc. *	50	1,918
Compass Therapeutics, Inc. * (a)	78	415
Corvus Pharmaceuticals, Inc. *	43	626
CRISPR Therapeutics AG (Switzerland) * (a)	29	1,404
Cullinan Therapeutics, Inc. *	56	790
Cytokinetics, Inc. *	35	2,307
Denali Therapeutics, Inc. *	55	1,050
Editas Medicine, Inc. *	299	738
Erasca, Inc. *	92	1,489
Generate Biomedicines, Inc. *	391	4,890
GRAIL, Inc. *	10	528
Halozyme Therapeutics, Inc. *	21	1,344
Ideaya Biosciences, Inc. *	25	844
ImmunityBio, Inc. * (a)	116	889

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Immunome, Inc. *	45	990
Intellia Therapeutics, Inc. *	30	390
Iovance Biotherapeutics, Inc. * (a)	188	661
Janux Therapeutics, Inc. *	46	636
Kodiak Sciences, Inc. *	21	789
Krystal Biotech, Inc. *	6	1,446
Kymera Therapeutics, Inc. *	29	2,391
Lexeo Therapeutics, Inc. *	26	148
Madrigal Pharmaceuticals, Inc. *	7	3,523
Mirum Pharmaceuticals, Inc. *	18	1,709
Neurogene, Inc. * (a)	17	335
Nuvalent, Inc., Class A *	17	1,732
ORIC Pharmaceuticals, Inc. *	41	525
Praxis Precision Medicines, Inc. *	10	3,321
Prime Medicine, Inc. * (a)	165	575
PTC Therapeutics, Inc. *	19	1,266
Puma Biotechnology, Inc. *	78	496
Recursion Pharmaceuticals, Inc., Class A * (a)	303	929
REGENXBIO, Inc. *	120	1,003
Relay Therapeutics, Inc. *	100	1,000
Replimune Group, Inc. *	156	1,192
Rhythm Pharmaceuticals, Inc. *	21	1,814
Rocket Pharmaceuticals, Inc. *	76	273
Scholar Rock Holding Corp. *	23	1,132
Solid Biosciences, Inc. *	94	677
Spyre Therapeutics, Inc. *	33	1,669
Stoke Therapeutics, Inc. * (a)	31	1,020
Syndax Pharmaceuticals, Inc. *	27	634
Tectonic Therapeutic, Inc. * (a)	15	463
Travere Therapeutics, Inc. *	60	1,771
Twist Bioscience Corp. *	5	250
Tyra Biosciences, Inc. * (a)	20	764
Vaxcyte, Inc. *	41	2,415
Veracyte, Inc. *	81	2,595
Vericel Corp. *	24	768
Vir Biotechnology, Inc. *	72	643
Viridian Therapeutics, Inc. *	38	745
Xencor, Inc. *	56	677
Zymeworks, Inc. *	30	748
		86,187
Broadline Retail — 0.0% ^
Kohl's Corp. (a)	22	289
Building Products — 1.7%
Apogee Enterprises, Inc.	9	303
Griffon Corp.	49	3,598
Masterbrand, Inc. *	63	520

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — continued
Modine Manufacturing Co. *	37	8,092
Resideo Technologies, Inc. *	69	2,317
UFP Industries, Inc.	5	475
		15,305
Capital Markets — 1.7%
Acadian Asset Management, Inc.	9	475
BGC Group, Inc., Class A	201	1,964
Donnelley Financial Solutions, Inc. *	23	1,094
Marex Group plc (United Kingdom)	49	2,213
Moelis & Co., Class A	11	609
Piper Sandler Cos.	44	3,365
StepStone Group, Inc., Class A	5	224
StoneX Group, Inc. *	40	3,235
Victory Capital Holdings, Inc., Class A	13	832
Virtus Investment Partners, Inc.	6	770
WisdomTree, Inc. (a)	35	519
		15,300
Chemicals — 1.8%
Avient Corp.	54	1,956
Balchem Corp.	21	3,619
Chemours Co. (The)	41	905
Ecovyst, Inc. *	100	1,284
HB Fuller Co.	31	1,900
Innospec, Inc.	27	1,925
Koppers Holdings, Inc.	9	353
Mativ Holdings, Inc.	70	604
Orion SA (Germany)	67	437
Perimeter Solutions, Inc. *	81	1,982
Quaker Chemical Corp.	4	507
Sensient Technologies Corp.	11	967
		16,439
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	81	3,122
ACV Auctions, Inc., Class A *	338	1,432
Brink's Co. (The)	15	1,502
Cimpress plc (Ireland) *	6	440
MillerKnoll, Inc.	59	858
Tetra Tech, Inc.	60	1,805
		9,159
Communications Equipment — 0.9%
ADTRAN Holdings, Inc. *	18	226
Applied Optoelectronics, Inc. *	19	1,579
Clearfield, Inc. *	49	1,312
Extreme Networks, Inc. *	33	500
NETGEAR, Inc. *	27	584

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — continued
Viasat, Inc. *	27	1,229
Viavi Solutions, Inc. *	66	2,191
Vistance Networks, Inc. *	52	957
		8,578
Construction & Engineering — 4.9%
API Group Corp. *	138	5,589
Arcosa, Inc.	28	2,951
Dycom Industries, Inc. *	20	6,676
Fluor Corp. *	62	2,902
Granite Construction, Inc.	9	1,117
IES Holdings, Inc. *	4	2,056
Matrix Service Co. *	50	576
MYR Group, Inc. *	25	6,967
NWPX Infrastructure, Inc. *	7	503
Orion Group Holdings, Inc. *	62	675
Primoris Services Corp.	44	6,265
Sterling Infrastructure, Inc. *	14	5,686
Tutor Perini Corp.	33	2,572
		44,535
Consumer Finance — 1.3%
Atlanticus Holdings Corp. *	10	533
Encore Capital Group, Inc. *	38	2,673
Enova International, Inc. *	31	4,173
FirstCash Holdings, Inc.	14	2,680
LendingClub Corp. *	31	447
LendingTree, Inc. *	3	137
NerdWallet, Inc., Class A *	14	147
PROG Holdings, Inc.	23	646
Upstart Holdings, Inc. * (a)	24	606
		12,042
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	45	3,240
Chefs' Warehouse, Inc. (The) *	28	1,684
Ingles Markets, Inc., Class A	11	947
United Natural Foods, Inc. *	35	1,575
Village Super Market, Inc., Class A	8	327
		7,773
Containers & Packaging — 0.1%
Greif, Inc., Class A	14	942
O-I Glass, Inc. *	41	428
		1,370
Distributors — 0.2%
GigaCloud Technology, Inc., Class A *	37	1,677

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — 1.3%
American Public Education, Inc. *	22	1,245
Covista, Inc. *	16	1,799
Laureate Education, Inc., Class A *	50	1,750
McGraw Hill, Inc. * (a)	288	3,947
OneSpaWorld Holdings Ltd. (Bahamas)	79	1,822
Perdoceo Education Corp.	17	629
Stride, Inc. *	13	1,123
		12,315
Diversified REITs — 0.9%
American Assets Trust, Inc.	14	264
Broadstone Net Lease, Inc.	197	3,606
Essential Properties Realty Trust, Inc.	132	3,993
		7,863
Diversified Telecommunication Services — 0.3%
Globalstar, Inc. *	12	768
Iridium Communications, Inc.	9	256
Lumen Technologies, Inc. *	283	1,969
		2,993
Electric Utilities — 1.0%
Genie Energy Ltd., Class B	17	238
IDACORP, Inc.	20	2,955
Oklo, Inc., Class A * (a)	13	634
Otter Tail Corp.	29	2,579
Portland General Electric Co.	46	2,411
		8,817
Electrical Equipment — 2.2%
Allient, Inc.	4	246
Atkore, Inc.	24	1,428
Bloom Energy Corp., Class A *	48	6,539
EnerSys	37	6,326
Fluence Energy, Inc. *	33	449
Nextpower, Inc., Class A *	22	2,657
NuScale Power Corp. * (a)	16	178
Sunrun, Inc. *	42	574
Thermon Group Holdings, Inc. *	39	1,958
		20,355
Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries, Inc.	14	4,624
Arlo Technologies, Inc. * (a)	22	310
Bel Fuse, Inc., Class B	3	574
Daktronics, Inc. *	11	211
Fabrinet (Thailand) *	11	5,899
Insight Enterprises, Inc. *	3	177
Knowles Corp. *	69	1,775
Mirion Technologies, Inc. *	67	1,240

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
nLight, Inc. *	38	2,162
OSI Systems, Inc. *	9	2,421
Plexus Corp. *	17	3,386
Sanmina Corp. *	19	2,468
ScanSource, Inc. *	19	674
TTM Technologies, Inc. *	35	3,444
Vishay Intertechnology, Inc.	88	1,590
		30,955
Energy Equipment & Services — 2.9%
Archrock, Inc.	52	1,796
Expro Group Holdings NV *	107	1,869
Forum Energy Technologies, Inc. *	35	2,035
Liberty Energy, Inc.	93	2,674
National Energy Services Reunited Corp. *	69	1,485
Noble Corp. plc (a)	58	2,854
Oceaneering International, Inc. *	55	1,955
Oil States International, Inc. *	136	1,577
Patterson-UTI Energy, Inc.	15	166
ProPetro Holding Corp. *	88	1,270
Ranger Energy Services, Inc., Class A	86	1,469
Tidewater, Inc. *	14	1,153
Transocean Ltd. * (a)	614	4,072
Valaris Ltd. *	9	916
Weatherford International plc	12	1,120
		26,411
Entertainment — 0.5%
IMAX Corp. *	12	440
Lionsgate Studios Corp. *	164	1,571
Madison Square Garden Entertainment Corp. *	28	1,675
Sphere Entertainment Co. *	10	1,165
		4,851
Financial Services — 1.8%
Alerus Financial Corp.	7	177
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	9	453
Enact Holdings, Inc.	28	1,163
Essent Group Ltd.	32	1,886
HA Sustainable Infrastructure Capital, Inc.	46	1,677
Jackson Financial, Inc., Class A	30	3,171
NMI Holdings, Inc., Class A *	80	2,993
PennyMac Financial Services, Inc.	9	785
Radian Group, Inc.	52	1,720
Sezzle, Inc. * (a)	10	604
StoneCo Ltd., Class A (Brazil) *	110	1,551
		16,180

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 0.5%
Cal-Maine Foods, Inc.	14	1,137
Dole plc	96	1,367
Mama's Creations, Inc. *	75	1,148
Vital Farms, Inc. * (a)	41	587
		4,239
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	14	1,748
New Jersey Resources Corp.	53	2,888
ONE Gas, Inc.	34	2,943
Southwest Gas Holdings, Inc.	37	3,210
		10,789
Health Care Equipment & Supplies — 2.1%
AtriCure, Inc. *	49	1,389
Axogen, Inc. *	62	2,052
Beta Bionics, Inc. * (a)	29	293
Butterfly Network, Inc. * (a)	245	989
Ceribell, Inc. *	94	1,725
Embecta Corp.	31	273
Glaukos Corp. *	22	2,415
Haemonetics Corp. *	27	1,523
Inogen, Inc. *	101	627
Integra LifeSciences Holdings Corp. *	59	552
IRhythm Holdings, Inc. *	14	1,605
Lantheus Holdings, Inc. *	19	1,406
LivaNova plc *	10	614
Novocure Ltd. *	61	669
Outset Medical, Inc. *	36	140
Pulmonx Corp. *	146	188
SI-BONE, Inc. *	32	398
Sight Sciences, Inc. * (a)	12	46
Tandem Diabetes Care, Inc. *	47	908
TransMedics Group, Inc. * (a)	14	1,438
		19,250
Health Care Providers & Services — 2.2%
Addus HomeCare Corp. * (a)	3	324
BrightSpring Health Services, Inc. * (a)	30	1,268
Castle Biosciences, Inc. *	22	543
Concentra Group Holdings Parent, Inc.	54	1,158
Ensign Group, Inc. (The)	19	3,846
GeneDx Holdings Corp. *	4	259
Guardant Health, Inc. *	39	3,619
Hims & Hers Health, Inc. * (a)	61	1,273
Hinge Health, Inc., Class A *	52	1,989
National HealthCare Corp.	6	885
NeoGenomics, Inc. *	31	227
Oncology Institute, Inc. (The) * (a)	127	392

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Option Care Health, Inc. *	62	1,676
Progyny, Inc. *	90	1,534
Surgery Partners, Inc. * (a)	12	141
US Physical Therapy, Inc.	20	1,475
		20,609
Health Care REITs — 1.1%
American Healthcare REIT, Inc.	34	1,628
CareTrust REIT, Inc.	77	2,810
Community Healthcare Trust, Inc.	11	169
Diversified Healthcare Trust *	388	2,579
National Health Investors, Inc.	3	248
Sabra Health Care REIT, Inc.	139	2,674
		10,108
Health Care Technology — 0.2%
Health Catalyst, Inc. * (a)	180	228
HealthStream, Inc.	52	1,087
HeartFlow, Inc. * (a)	11	267
		1,582
Hotel & Resort REITs — 0.6%
Chatham Lodging Trust	129	1,011
DiamondRock Hospitality Co.	73	687
Ryman Hospitality Properties, Inc.	28	2,561
Xenia Hotels & Resorts, Inc.	86	1,281
		5,540
Hotels, Restaurants & Leisure — 1.7%
Biglari Holdings, Inc., Class B *	3	928
Black Rock Coffee Bar, Inc., Class A * (a)	35	454
Brinker International, Inc. *	8	1,172
Hilton Grand Vacations, Inc. *	41	1,600
Jack in the Box, Inc. * (a)	84	812
Kura Sushi USA, Inc., Class A * (a)	28	1,957
Marriott Vacations Worldwide Corp.	11	706
Monarch Casino & Resort, Inc.	14	1,361
Navan, Inc., Class A *	57	752
Shake Shack, Inc., Class A *	36	3,215
Super Group SGHC Ltd. (Guernsey) (a)	157	1,693
United Parks & Resorts, Inc. * (a)	37	1,215
		15,865
Household Durables — 2.1%
Beazer Homes USA, Inc. *	15	289
Cavco Industries, Inc. *	4	1,871
Century Communities, Inc.	16	940
Champion Homes, Inc. *	32	2,390
Green Brick Partners, Inc. *	23	1,507
Installed Building Products, Inc.	9	2,406

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
KB Home	28	1,425
M/I Homes, Inc. *	19	2,305
Meritage Homes Corp.	20	1,265
Sonos, Inc. *	94	1,257
Taylor Morrison Home Corp. *	58	3,358
		19,013
Household Products — 0.0% ^
Central Garden & Pet Co., Class A *	16	502
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A	12	454
Clearway Energy, Inc., Class C	30	1,184
		1,638
Industrial REITs — 0.3%
LXP Industrial Trust	17	791
Terreno Realty Corp.	31	1,872
		2,663
Insurance — 1.2%
Accelerant Holdings, Class A (Cayman Islands) *	61	816
CNO Financial Group, Inc.	60	2,449
Fidelis Insurance Holdings Ltd. (United Kingdom)	68	1,289
Hamilton Insurance Group Ltd., Class B (Bermuda)	32	941
Heritage Insurance Holdings, Inc. *	7	196
Mercury General Corp.	13	1,136
Oscar Health, Inc., Class A *	82	946
Palomar Holdings, Inc. *	8	953
Safety Insurance Group, Inc.	11	833
SiriusPoint Ltd. *	33	704
Skyward Specialty Insurance Group, Inc. *	5	224
Stewart Information Services Corp.	8	488
Universal Insurance Holdings, Inc.	6	220
		11,195
Interactive Media & Services — 0.4%
Cargurus, Inc., Class A *	72	2,433
Ziff Davis, Inc. *	20	854
		3,287
IT Services — 0.8%
Applied Digital Corp. * (a)	69	1,638
ASGN, Inc. *	34	1,332
BigBear.ai Holdings, Inc. * (a)	96	339
DigitalOcean Holdings, Inc. *	28	2,366
Fastly, Inc., Class A *	44	1,265
Unisys Corp. *	22	44
Whitefiber, Inc. * (a)	4	53
		7,037

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Leisure Products — 0.3%
Callaway Golf Co. *	184	2,553
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A *	119	2,527
Adaptive Biotechnologies Corp. *	57	791
CryoPort, Inc. *	64	534
OmniAb, Inc. *	40	63
		3,915
Machinery — 1.7%
Atmus Filtration Technologies, Inc.	65	3,692
Blue Bird Corp. *	21	1,222
Greenbrier Cos., Inc. (The)	2	102
Kennametal, Inc.	36	1,297
Mueller Industries, Inc.	8	861
Terex Corp.	39	2,316
Titan International, Inc. *	80	551
Watts Water Technologies, Inc., Class A	16	4,590
Worthington Enterprises, Inc.	18	956
		15,587
Marine Transportation — 0.2%
Costamare, Inc. (Monaco)	114	1,929
Safe Bulkers, Inc. (Monaco)	59	369
		2,298
Media — 1.1%
EchoStar Corp., Class A *	50	5,825
John Wiley & Sons, Inc., Class A	27	1,030
Magnite, Inc. *	96	1,137
PubMatic, Inc., Class A *	21	167
Scholastic Corp. (a)	27	1,066
Stagwell, Inc. * (a)	151	952
TechTarget, Inc. *	42	164
		10,341
Metals & Mining — 3.2%
Century Aluminum Co. *	40	2,344
Coeur Mining, Inc. *	232	4,348
Commercial Metals Co.	78	4,772
Constellium SE *	198	4,877
Hecla Mining Co.	186	3,471
Ivanhoe Electric, Inc. *	27	321
Materion Corp.	19	2,792
Perpetua Resources Corp. * (a)	13	357
Ryerson Holding Corp.	11	237
SSR Mining, Inc. (Canada) *	96	2,824

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — continued
USA Rare Earth, Inc. * (a)	26	392
Warrior Met Coal, Inc.	27	2,555
		29,290
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Adamas Trust, Inc.	72	530
Apollo Commercial Real Estate Finance, Inc.	38	396
Brightspire Capital, Inc., Class A (a)	118	661
Ellington Financial, Inc.	96	1,132
Ladder Capital Corp.	239	2,339
TPG RE Finance Trust, Inc.	51	400
		5,458
Multi-Utilities — 0.6%
Avista Corp.	6	221
Black Hills Corp.	40	2,801
Unitil Corp.	49	2,579
		5,601
Office REITs — 0.6%
COPT Defense Properties	105	3,208
Piedmont Realty Trust, Inc., Class A *	147	966
Postal Realty Trust, Inc., Class A (a)	53	985
		5,159
Oil, Gas & Consumable Fuels — 3.9%
Calumet, Inc. *	37	1,318
Chord Energy Corp.	17	2,452
Clean Energy Fuels Corp. *	4	11
CNX Resources Corp. *	126	4,864
Energy Fuels, Inc. * (a)	19	348
Excelerate Energy, Inc., Class A	35	1,179
Green Plains, Inc. *	44	720
Gulfport Energy Corp. *	8	1,655
International Seaways, Inc.	10	706
Kosmos Energy Ltd. (Ghana) *	330	918
Magnolia Oil & Gas Corp., Class A	44	1,380
Murphy Oil Corp.	58	2,388
Ovintiv, Inc.	19	1,114
Par Pacific Holdings, Inc. *	78	4,877
PBF Energy, Inc., Class A	4	178
Peabody Energy Corp.	59	1,940
Scorpio Tankers, Inc. (Monaco)	2	160
SM Energy Co.	49	1,543
Teekay Corp. Ltd. (Bermuda)	195	2,385
Teekay Tankers Ltd., Class A (Canada)	45	3,282
Uranium Energy Corp. *	71	960
World Kinect Corp.	45	1,028
		35,406

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Passenger Airlines — 0.2%
JetBlue Airways Corp. *	107	475
SkyWest, Inc. *	12	1,091
Sun Country Airlines Holdings, Inc. *	25	413
		1,979
Personal Care Products — 0.2%
Nature's Sunshine Products, Inc. *	25	589
Oddity Tech Ltd., Class A (Israel) * (a)	64	862
		1,451
Pharmaceuticals — 2.4%
Alumis, Inc. *	40	872
Amneal Pharmaceuticals, Inc. *	133	1,657
ANI Pharmaceuticals, Inc. *	10	790
Atea Pharmaceuticals, Inc. * (a)	261	1,405
Axsome Therapeutics, Inc. *	7	1,184
BioAge Labs, Inc. *	33	575
Corcept Therapeutics, Inc. *	16	632
Crinetics Pharmaceuticals, Inc. *	18	672
Definium Therapeutics, Inc. *	35	652
Edgewise Therapeutics, Inc. *	28	879
Indivior Pharmaceuticals, Inc. *	38	1,151
Ligand Pharmaceuticals, Inc. *	6	1,185
Liquidia Corp. *	33	1,257
MBX Biosciences, Inc. *	25	750
Ocular Therapeutix, Inc. *	139	1,178
Phathom Pharmaceuticals, Inc. * (a)	28	309
Phibro Animal Health Corp., Class A	32	1,773
Supernus Pharmaceuticals, Inc. *	17	890
Terns Pharmaceuticals, Inc. *	43	2,262
WaVe Life Sciences Ltd. *	44	322
Zevra Therapeutics, Inc. *	137	1,278
		21,673
Professional Services — 1.2%
BlackSky Technology, Inc. * (a)	7	161
ExlService Holdings, Inc. *	20	604
IBEX Holdings Ltd. *	43	1,159
Innodata, Inc. * (a)	30	1,165
KBR, Inc.	25	911
Kelly Services, Inc., Class A	52	461
Maximus, Inc.	28	1,807
Planet Labs PBC *	124	3,474
Spire Global, Inc. * (a)	52	655
TriNet Group, Inc.	7	263
		10,660
Real Estate Management & Development — 0.3%
Compass, Inc., Class A *	200	1,465

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — continued
Cushman & Wakefield Ltd. *	16	194
Newmark Group, Inc., Class A	72	1,077
Real Brokerage, Inc. (The) (Canada) *	5	13
		2,749
Residential REITs — 0.2%
Centerspace	5	275
Independence Realty Trust, Inc.	63	938
UMH Properties, Inc.	13	185
Veris Residential, Inc.	15	293
		1,691
Retail REITs — 1.4%
Curbline Properties Corp.	62	1,599
Getty Realty Corp.	30	948
InvenTrust Properties Corp.	54	1,650
Kite Realty Group Trust	50	1,222
Macerich Co. (The)	74	1,396
NETSTREIT Corp. (a)	76	1,434
Phillips Edison & Co., Inc.	73	2,756
Tanger, Inc.	48	1,629
		12,634
Semiconductors & Semiconductor Equipment — 2.7%
ACM Research, Inc., Class A *	15	571
Aehr Test Systems * (a)	15	555
Alpha & Omega Semiconductor Ltd. *	10	224
Ambarella, Inc. *	9	488
Axcelis Technologies, Inc. *	3	300
Credo Technology Group Holding Ltd. *	53	4,968
Diodes, Inc. *	33	2,248
FormFactor, Inc. *	38	3,645
Impinj, Inc. * (a)	16	1,596
Kopin Corp. * (a)	103	232
MaxLinear, Inc. *	16	275
Navitas Semiconductor Corp. * (a)	30	265
Rambus, Inc. *	28	2,444
Rigetti Computing, Inc. * (a)	124	1,741
Semtech Corp. *	14	1,058
SiTime Corp. *	5	1,848
Ultra Clean Holdings, Inc. *	36	2,229
		24,687
Software — 5.0%
A10 Networks, Inc.	66	1,530
Adeia, Inc.	39	944
Amplitude, Inc., Class A *	86	587
Appian Corp., Class A *	45	1,080
Arteris, Inc. *	29	473

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Asana, Inc., Class A * (a)	125	801
Bit Digital, Inc. * (a)	44	58
Bitdeer Technologies Group, Class A * (a)	27	234
BlackLine, Inc. *	36	1,340
Box, Inc., Class A *	67	1,583
Braze, Inc., Class A *	76	1,796
Cerence, Inc. *	36	224
Cipher Digital, Inc. *	123	1,583
Cleanspark, Inc. * (a)	128	1,091
Clearwater Analytics Holdings, Inc., Class A *	85	2,017
Consensus Cloud Solutions, Inc. *	57	1,362
Core Scientific, Inc. *	87	1,304
Digital Turbine, Inc. *	256	737
D-Wave Quantum, Inc. (Canada) * (a)	150	2,169
Freshworks, Inc., Class A *	151	1,210
Hut 8 Corp. (Canada) *	30	1,417
Intapp, Inc. *	36	915
InterDigital, Inc. (a)	7	2,174
LiveRamp Holdings, Inc. *	39	1,030
MARA Holdings, Inc. * (a)	121	984
N-Able, Inc. *	110	513
Ooma, Inc. *	119	1,733
Pagaya Technologies Ltd., Class A *	18	207
Porch Group, Inc. * (a)	127	909
Q2 Holdings, Inc. *	31	1,465
Qualys, Inc. *	16	1,444
Rezolve AI plc * (a)	380	974
Riot Platforms, Inc. *	133	1,644
SoundHound AI, Inc. * (a)	174	1,198
Terawulf, Inc. * (a)	120	1,732
Varonis Systems, Inc. *	29	614
Viant Technology, Inc., Class A *	53	588
Workiva, Inc. *	24	1,421
Xperi, Inc. *	178	997
Zeta Global Holdings Corp., Class A * (a)	98	1,559
		45,641
Specialized REITs — 0.2%
Four Corners Property Trust, Inc.	48	1,151
Rayonier, Inc.	42	860
		2,011
Specialty Retail — 1.6%
American Eagle Outfitters, Inc.	73	1,218
Arko Corp.	233	1,295
Asbury Automotive Group, Inc. *	2	401
Boot Barn Holdings, Inc. *	8	1,163
Group 1 Automotive, Inc.	2	722

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
MarineMax, Inc. *	30	818
RealReal, Inc. (The) *	109	991
Signet Jewelers Ltd.	49	4,138
Victoria's Secret & Co. *	57	2,624
Warby Parker, Inc., Class A *	31	654
Zumiez, Inc. *	44	978
		15,002
Technology Hardware, Storage & Peripherals — 0.6%
Diebold Nixdorf, Inc. *	17	1,270
IonQ, Inc. * (a)	121	3,491
Turtle Beach Corp. *	59	601
		5,362
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd. *	106	1,875
Figs, Inc., Class A *	101	1,492
		3,367
Tobacco — 0.1%
Turning Point Brands, Inc.	7	567
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	14	3,777
BlueLinx Holdings, Inc. *	9	473
Boise Cascade Co.	17	1,335
DXP Enterprises, Inc. *	5	645
GATX Corp.	8	1,329
Herc Holdings, Inc. (a)	9	868
Hudson Technologies, Inc. *	7	41
McGrath RentCorp	5	588
Rush Enterprises, Inc., Class A	50	3,313
WESCO International, Inc.	9	2,415
		14,784
Water Utilities — 0.3%
American States Water Co.	7	530
Consolidated Water Co. Ltd., Class D	74	2,455
		2,985
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	21	84
Telephone and Data Systems, Inc.	22	920
		1,004
Total Common Stocks (Cost $743,006)		897,035

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Biotechnology — 0.0% ^
OmniAb Operations, Inc., expiring 11/2/2022 ‡ *	8	—
Life Sciences Tools & Services — 0.0% ^
OmniAb, Inc., expiring 11/3/2022 ‡ *	7	—
Total Rights (Cost $— (b))		—
	SHARES (000)
Short-Term Investments — 6.4%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $16,391)	16,391	16,392
Investment of Cash Collateral from Securities Loaned — 4.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d) (Cost $41,941)	41,941	41,941
Total Short-Term Investments (Cost $58,332)		58,333
Total Investments — 104.4% (Cost $801,338)		955,368
Liabilities in Excess of Other Assets — (4.4)%		(40,595)
NET ASSETS — 100.0%		914,773

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $43,398.
(b)	Value is zero.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2026.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	140	06/18/2026	USD	17,578	(95)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$897,035	$—	$—	$897,035
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	16,392	—	—	16,392
Investment of Cash Collateral from Securities Loaned	41,941	—	—	41,941
Total Short-Term Investments	58,333	—	—	58,333
Total Investments in Securities	$955,368	$—	$— (a)	$955,368
Depreciation in Other Financial Instruments
Futures Contracts	$(95)	$—	$—	$(95)

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$56,037	$357,923	$397,571	$2	$1	$16,392	16,391	$597	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	44,768	327,934	330,761	—	—	41,941	41,941	1,575	—
Total	$100,805	$685,857	$728,332	$2	$1	$58,333		$2,172	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.